Derivative Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2019
Disclosure Text Block [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	$ 0	$ 807,682